August 31, 2021

BNY MELLON STRATEGIC FUNDS, INC.

- BNY Mellon Active MidCap Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of portfolio managers who are members of the Multi-Factor Equity team at Mellon Investments Corporation (Mellon), an affiliate of BNYM Investment Adviser. The team members who are jointly and primarily responsible for managing the fund's portfolio are Peter D. Goslin, CFA, Syed A. Zamil, CFA and Adam Logan, CFA. Mr. Goslin has been a primary portfolio manager of the fund since February 2015. Mr. Zamil has been a primary portfolio manager of the fund since March 2017. Mr. Logan has been a primary portfolio manager of the fund since December 2019. Mr. Goslin is a director and senior portfolio manager at Mellon, where he leads the Multi-Factor Equity team. Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon. Mr. Logan is a vice president and senior portfolio manager on the Multi-Factor Equity team at Mellon. The portfolio managers also are employees of BNYM Investment Adviser.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

The fund is managed by a team of portfolio managers who are members of the Mellon Multi-Factor Equity Team at Mellon Investments Corporation, an affiliate of BNYM Investment Adviser. The team members who are jointly and primarily responsible for managing the fund's portfolio are Peter D. Goslin, CFA, Syed A. Zamil, CFA and Adam Logan, CFA. Mr. Goslin has been a primary portfolio manager of the fund since February 2015. Mr. Zamil has been a primary portfolio manager of the fund since March 2017. Mr. Logan has been a primary portfolio manager of the fund since December 2019. Mr. Goslin is a director and senior portfolio manager at Mellon, where he leads the Multi-Factor Equity team. He has been employed by Mellon or a predecessor company of Mellon since 1999, and by BNYM Investment Adviser since January 2014. Mr. Zamil is a managing director and global investment strategist for the Multi-Factor Equity team at Mellon. He has been employed by Mellon or a predecessor company of Mellon since October 2015, and by BNYM Investment Adviser since March 2017. Mr. Logan is a vice president and senior portfolio manager on the Multi-Factor Equity team at Mellon. He has been employed by Mellon or a predecessor company of Mellon since 1998, and by BNYM Investment Adviser since December 2019. The portfolio managers manage the fund in their capacity as employees of BNYM Investment Adviser.

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